Organization, Description of Business (Details Narrative)										6 Months Ended
	Jun. 29, 2026 SGD ($)	May 04, 2026 $ / shares	Apr. 20, 2026 shares	Mar. 24, 2026	Feb. 12, 2026	Sep. 04, 2025 shares	Oct. 02, 2024 $ / shares shares	Jun. 19, 2024 shares	Feb. 15, 2024 USD ($) $ / shares shares	Jun. 30, 2026 SGD ($)	Jun. 30, 2026 $ / shares shares	Jun. 29, 2026 $ / shares shares	Jan. 23, 2026 $ / shares shares	Dec. 31, 2025 $ / shares shares	Oct. 30, 2025 shares	Oct. 01, 2024 shares	Dec. 12, 2023 $ / shares shares	Jul. 15, 2015 shares	Dec. 05, 2012 shares
Common stock, shares authorized									500,000,000		10,222,222,222.22		100,000,000,000	10,222,222,222.22
Common stock, par value | $ / shares									$ 0.001		$ 0.00225		$ 0.000005	$ 0.00225
Common stock, shares outstanding											37,777.78			37,777.78
Issued share capital											37,777.78
Issued share capital						2,000,000			1
Common stock, shares issued											37,777.78			37,777.78
Stockholders' equity note, stock split		30-for-1 reverse share split			15-for-1 reverse share split		1:200
Preferred Stock [Member]
Common stock, par value | $ / shares												$ 0.00225
Maximum [Member]
Common stock, par value | $ / shares		$ 0.00225
Authorized capital increased | $										$ 23,000,000
Common Class A [Member]
Common stock, shares authorized													80,000,000,000
Common stock, par value | $ / shares													$ 0.000005
Issued share capital			3,225,000
Common Class A [Member] | Maximum [Member]
Authorized capital increased | $	$ 23,000,000
Common Class B [Member]
Common stock, shares authorized													10,000,000,000
Common stock, par value | $ / shares													$ 0.000005
IPO [Member]
Common stock, shares outstanding														17,000,000
Common stock, shares issued														17,000,000
Reverse stock split, description				approved a 30:1 reverse share split of our issued and unissued shares, to be effective on a date to be further determined by our board of directors, such that upon the reverse share split becoming effective, the share capital of our Company will become US$500,000 divided into (a) 177,777,777.78° class A ordinary shares of a nominal or par value of US$0.00225 each; (b) 22,222,222.22° class B ordinary shares of a nominal or par value of US$0.00225 each; and (c) 22,222,222.22° preferred shares of a nominal or par value of US$0.00225 each. On April 29, 2026, the board of directors have further resolved that the reverse share split will take effect on May 4, 2026.	approved a 15:1 reverse share split of our issued and authorized shares, such that the share capital of the Company will be US$500,000 divided into (a) 5,333,333,333.33 Class A Ordinary Shares of a nominal or par value of US$0.000075 each, (b) 666,666,666.66 Class B Ordinary Shares of a nominal or par value of US$0.000075 each, and (c) 666,666,666.66 preferred shares of a nominal or par value of US$0.000075.
Board Of Directors [Member]
Common stock, shares authorized							100,000,000,000
Common stock, par value | $ / shares							$ 0.000005
Issued share capital							15,000,000									20,000,000
Shares surrendered							5,000,000
Board Of Directors [Member] | Previously Reported [Member]
Common stock, shares authorized							500,000,000
Common stock, par value | $ / shares							$ 0.001
Stockholders' equity note, stock split							1:200
Fitness Champs Holdings Limited [Member]
Authorized share capital amount | $									$ 500,000
Common stock, shares authorized									500,000,000
Common stock, par value | $ / shares									$ 0.001		$ 0.00225
Fitness Champs Holdings Limited [Member] | Preferred Stock [Member]
Common stock, shares authorized											22,222,222.22
Fitness Champs Holdings Limited [Member] | Common Class A [Member]
Common stock, shares authorized											10,177,777,777.78	10,000,000,000
Fitness Champs Holdings Limited [Member] | Common Class B [Member]
Common stock, shares authorized											22,222,222.22
Northen Star Limited [Member]
Common stock, shares authorized																	50,000
Common stock, par value | $ / shares																	$ 1.00
Northen Star Limited [Member] | Joyce Lee Jue Hui [Member]
Common stock, shares outstanding																	1,000
Issued share capital								951
Fitness Champs Pte Ltd [Member]
Issued share capital																			10,000
Fitness Champs Pte Ltd [Member] | Northen Star Limited [Member]
Issued share capital								10,000
Fitness Champs Aquatics Pte Ltd [Member]
Issued share capital																		1,000
Fitness Champs Aquatics Pte Ltd [Member] | Northen Star Limited [Member]
Issued share capital								1,000
Fitness Champs Excellence Sports Academy LLC [Member]
Common stock, shares issued															100
Big Treasure Investments Limited [Member]
Issued share capital								64,719
Restructuring shares								64,717
Restructuring percentage								64.72%
Biostar Developments Limited [Member]
Issued share capital								4,440
Restructuring shares								4,440
Restructuring percentage								4.44%
Easy Builder Limited [Member]
Issued share capital								19,090
Restructuring shares								19,090
Restructuring percentage								19.09%
Creative Path Holdings Limited [Member]
Issued share capital								4,900
Restructuring shares								4,900
Restructuring percentage								4.90%
True Height Limited [Member]
Issued share capital								1,950
Restructuring shares								1,950
Restructuring percentage								1.95%
Fuji Investment Limited [Member]
Issued share capital								4,901
Restructuring shares								4,900
Restructuring percentage								4.90%
Fuji Investment Limited [Member] | Joyce Lee Jue Hui [Member]
Issued share capital								49
Fitness Holdings [Member]
Issued share capital								100,000